Commitments and Contingencies - Time Charter-In (Details) - Ultramax	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) DWT
Commitments and Contingencies [Line Items]
DWT | DWT				2,307,800
JAPAN | Expiry 09-30-2019
Commitments and Contingencies [Line Items]
Year vessel built	2017
DWT		62,100	62,100
Daily base rate | $	$ 10,125	$ 10,125	$ 10,125	$ 10,125